Other Financial Assets - Summary of Credit Rating Quality Analysis of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other financial assets [line items]
Other Financial Assets	$ 359,022,783	$ 351,638,283
Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	1,145,595	$ 258,044
Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	23,446,577
Debtors for Sale of Foreign Currency | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	64,254,638
Debtors for Cash sale of Government Securities to be Settled | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	137,834,768
Sundry Debtors | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	1,145,595
Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	99,269,365
Mutual Funds | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	11,199,208
Premiums from financial guarantee contracts | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	22,898,599
Interest accrued receivable | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	111,718
Fiduciary Participation Certificates | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	7,910
Balances from claims pending recovery | Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	0
Not yet due | Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	23,446,577
Not yet due | Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	64,254,638
Not yet due | Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	138,907,078
Not yet due | Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	99,269,365
Not yet due | Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	11,199,208
Not yet due | Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	22,898,599
Not yet due | Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	111,718
Not yet due | Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	7,910
Impaired/Uncollectible | Debtors for Sale of Foreign Currency
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Debtors for Cash sale of Government Securities to be Settled
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	73,285
Impaired/Uncollectible | Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	0
Impaired/Uncollectible | Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	$ 0